Due from/to brokers (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Due to brokers	$ 14.4	$ 268.5	$ 90.8